ROBIN S. YONIS

Vice President

General Counsel

Fund Advisor

Office: (949) 219-6767

Fax: (949) 719-0804

Email: Robin.Yonis@pacificlife.com

April 1, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pacific Select Fund – Preliminary Proxy Statement on Schedule 14A

(File Nos. 033-13954 / 811-05141)

Dear Sir or Madam:

On behalf of the Pacific Select Fund (the “Trust”), an open-end management investment company, please find enclosed a preliminary proxy statement being filed pursuant to Schedule 14A under the Securities Exchange Act of 1934, as amended. Transmitted herewith for filing via EDGAR is a preliminary proxy statement and form of proxy for the Special Meeting of Shareholders of the Trust (the “Special Meeting”) to be held on June 20, 2016.

The Special Meeting is being held to act on the following proposals with respect to the funds of the Trust (each a “Fund” and collectively, the “Funds”) as described in the attached Proxy Statement:

1.	To elect three Trustees to the Board of Trustees.

2.	To approve the reorganization of the Trust from a Massachusetts business trust into a Delaware statutory trust.

3.	To approve updated fundamental investment policies for the Trust regarding:

(a)	Borrowing money;

(b)	Issuing senior securities;

(c)	Underwriting securities of other issuers;

(d)	Purchasing or selling real estate;

(e)	Purchasing or selling commodities;

(f)	Making loans;

(g)	Diversification; and

(h)	Concentrating investments in a particular industry or group of industries.

4.	To approve the Funds’ participation in a manager of managers structure that: (i) permits the Funds’ investment adviser to enter into and/or materially amend sub-advisory agreements with affiliated and unaffiliated sub-advisers without obtaining shareholder approval; and (ii) permits the Funds to provide notice of sub-adviser changes to Contract Owners via posting relevant information on the Trust’s website, with appropriate notice of its availability on the website.

5.	To approve making investment goals “non-fundamental.”

6.	To transact such other business that may properly come before the Meeting, including any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please do not hesitate to contact me.

Very truly yours,

/s/ Robin S. Yonis

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